Initial Public Offering	12 Months Ended
Dec. 31, 2025
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

In the Initial Public Offering closed on November 4, 2024, the Company sold 25,000,000 Units at a price of $10.00 per Unit. Each Unit has a price of $10.00 and consists of one Class A ordinary share and one Public Right entitling the holder thereof to receive one tenth (1/10) of one Class A ordinary share upon the consummation of an initial Business Combination.